Interest Income, Derivatives and Other Investment Gains (Losses) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Interest income		$ 8.1	$ 16.1
Insurance recoveries		0.0	27.3
Gains (losses) on non-hedge derivatives		(26.7)	16.1
Amortization of gains related to flow-through common shares		1.9	1.1
9.7% of Côté Gold pre-Commercial Production gold received by SMM		0.0	18.4
9.7% of Côté Gold expenses funded by SMM		0.0	(6.6)
Changes in fair value of deferred consideration from the sale of Sadiola		2.0	1.8
Gain on sale of royalties	$ 4.9	4.9	0.0
Other gains (losses)		(1.2)	(3.3)
Interest income, derivatives and other investment gains (losses)		$ (11.0)	$ 70.9